FINANCIAL INSTRUMENTS - Swap Contracts (Details) R$ in Thousands, $ in Millions	Dec. 31, 2021 BRL (R$) USD ($)	Dec. 31, 2020 BRL (R$) USD ($)
Swap Contracts
Amount receivable	R$ 3,246
Amount payable		R$ (971)
Interest Rate Swap | Maturity in 2022
Swap Contracts
Notional value | $	5.3	9.9
Amount receivable	R$ 3,246
Amount payable		R$ (971)